Significant Accounting Policies (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Schedule of Non-derivative Financial Assets and Financial Liabilities
The following table shows the Bank’s non-derivative financial assets and financial liabilities exposures to significant IBORs subject to reform that have yet to transition to alternative benchmark rates with most maturing after December 31, 2021. These exposures will remain outstanding until the IBOR ceases and will therefore transition in the future
.

	Carrying amount
As at November 1, 2020 ($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)	Total
Non-derivative financial assets (2)	$51,140	$1,468	$2,876	$55,484
Non-derivative financial liabilities (3)(4)	3,378	949	1,914	6,241
(1)	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors will cease to be published after May 17, 2021.
(2)	Non derivative financial assets include carrying amounts of debt securities and loans (debt securities and loans measured at amortized cost are gross of allowance for credit losses).
(3)	Non-derivative financial liabilities include carrying amounts of deposits, subordinated debentures and other liabilities.
(4)
Non-derivative
financial liabilities exclude additional Tier 1 capital instruments of $1.56 billion
(
US$1.25 billion
)
that are
currently at a fixed rate and subsequently
reset to three-month USD LIBOR on October 12, 2022.

Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs
The following table shows the notional balance of the Bank’s derivative exposures and undrawn commitments to significant IBORs subject to reform that have yet to transition to alternative benchmark rates with most maturing after December 31, 2021. These exposures will remain outstanding until the IBOR ceases and will therefore transition in the future
.

	Notional amount
As at November 1, 2020 ($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)	Total
Derivatives
Single currency interest rate swaps	$630,265	$699,339	$216,646	$1,546,250
Cross currency interest rate swaps (2)	322,426	31,052	138,740	492,218
Other (3)	48,297	29,486	34,908	112,691
Undrawn commitments	35,900	1,094	613	37,607
(1)	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors will cease to be published after May 17, 2021.
(2)
For cross currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(3)	Other derivatives include futures, forward rate agreements and options.